Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible Assets

Note 8 - Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
At Cost:
Customer relationships	1,944,044	1,944,044	1,523,784
Software	473,356	509,716	399,527
Research and development	1,024,638	1,024,637	803,133
Less: Accumulated impairment	113,707	113,707	89,126
Less: Accumulated amortization	906,821	1,178,345	923,613
End of Period	2,421,510	2,186,345	1,713,705

Estimated amortization expense for each of the next five years:

$
For the six months ended December 31, 2025	(415,234)
For the years ended December 31, 2026	(682,907)
2027	(597,322)
2028	(490,882)
(2,186,345)